Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEQUOIA FUND INC
Entity Central Index Key	0000089043
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000033159 [Member]
Shareholder Report [Line Items]
Fund Name	Sequoia Fund, Inc.
Class Name	Sequoia Fund, Inc.
Trading Symbol	SEQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sequoia Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Additional Information Phone Number	1-800-686-6884
Additional Information Website	www.sequoiafund.com/resources
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sequoia Fund, Inc.	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 20.79% for the year ended December 31, 2024. Over the same period, the S&P 500 returned 25.02%. While we were pleased with another year of 20%+ returns by the Fund, we recognize that our return this year fell short of the broader market’s return. At the same time, we observe that the S&P 500 is extremely concentrated by historical standards and that its recent performance has been quite narrow. We remain committed to driving long-term outperformance by assembling a concentrated portfolio of exhaustively researched high-quality businesses purchased at prudent prices and held for the long term. At the fundamental level, our companies generally met or exceeded our expectations in 2024.
During 2024, we trimmed several existing investments due primarily to rising valuations. We also added selectively to a handful of other existing investments that we deemed oversold. We exited CarMax and Lumine during the year, and we made a new investment in ICON Plc.
The top five contributors to performance over the 12 months ended Dec 31, 2024 were Rolls Royce, Taiwan Semiconductor Manufacturing, SAP, Liberty Media Formula One, and Alphabet.
The top five detractors to performance over the 12 months ended Dec 31, 2024 were Eurofins Scientific, Elevance Health, Credit Acceptance, Ashtead Group, and Liberty Broadband.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Fund Performance The following graph shows the performance of a hypothetical $10,000 investment in the Fund over the 10-year period ended December 31, 2024. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Return	1 Year	5 Years	10 Years
Fund	20.79%	10.67%	8.02%
S&P 500 Index	25.02%	14.51%	13.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 3,365,002,048
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 31,740,800
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,365,002,048
Total number of portfolio holdings	22
Total advisory fees paid, net	$31,740,800
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Fund Holdings (as of December 31, 2024)
The following table and graph show the investment makeup of the Fund as of December 31, 2024. Figures are expressed as percentages of the Fund’s net assets.
Top Ten Holdings
Rolls-Royce Holdings PLC	8.9%
Intercontinental Exchange, Inc.	7.8%
Liberty Media Corp.-Liberty Formula One	7.6%
Constellation Software, Inc.	7.6%
Alphabet, Inc.	6.5%
The Charles Schwab Corp.	5.6%
Universal Music Group NV	5.4%
UnitedHealth Group, Inc.	4.8%
Elevance Health, Inc.	4.6%
Eurofins Scientific SE	4.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	8.9%
Intercontinental Exchange, Inc.	7.8%
Liberty Media Corp.-Liberty Formula One	7.6%
Constellation Software, Inc.	7.6%
Alphabet, Inc.	6.5%
The Charles Schwab Corp.	5.6%
Universal Music Group NV	5.4%
UnitedHealth Group, Inc.	4.8%
Elevance Health, Inc.	4.6%
Eurofins Scientific SE	4.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the year ended December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.